Annual Total Returns [BarChart] - AB Global Risk Allocation Fund - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	6.38%
Annual Return 2012	15.94%
Annual Return 2013	(0.07%)
Annual Return 2014	7.35%
Annual Return 2015	(3.68%)
Annual Return 2016	7.21%
Annual Return 2017	11.79%
Annual Return 2018	(9.03%)
Annual Return 2019	16.30%
Annual Return 2020	10.59%